Stockholders' Equity: (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Number of shares authorised	300,000,000	300,000,000
Issued capital	$ 7,767,276	$ 7,767,276
B Series [member]
Number of shares authorised	277,050,000	277,050,000
Issued capital	$ 7,173,079	$ 7,173,079
BB Series [member]
Number of shares authorised	22,950,000	22,950,000
Issued capital	$ 594,197	$ 594,197